Revenue (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer, Excluding Assessed Tax	$ 187.0	$ 186.1	$ 554.4	$ 532.1	$ 706.6
Revenues	191.1	198.7	570.2	563.5	738.7
RTO Revenue	11.0	10.8	32.8	32.4	43.1
RTO Capacity Revenue	1.1	2.0	5.0	5.8	7.8
Contract with Customer, Asset, Gross	65.2		65.2		70.1	$ 62.1
Alternative Revenue Programs Accounts Receivable, Gross	0.0		0.0		0.0
Wholesale Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	4.4	4.9	12.8	24.6	29.9
Other Revenues [Member]
Other non-606 revenue	0.3	0.0	0.9	0.0
Retail Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	170.5	168.4	503.8	469.3	625.8
Other non-606 revenue	$ 3.8	$ 12.6	$ 14.9	$ 31.4	$ 32.1